Income tax and tax loss carryforwards (Tables)	12 Months Ended
Dec. 31, 2024
Income tax and tax loss carryforwards [Abstract]
Provision for Income Tax Recognized in the Statement of Profit or Loss
The provision for income tax recognized in the statement of profit or loss for the years ended December 31, 2024, 2023 and 2022, is as follows:

	2024	2023	2022
Income tax	$(8,674)	$(4,452)	$(3,172)
Deferred income tax	8,674	24,652	32,763
Total income tax benefit	$-	$20,200	$29,591

Reconciliation of the Provision for Income Tax
The reconciliation between the provision for income tax based on the statutory income tax rate and the provision recorded by the Company at December 31, 2024, 2023 and 2022, is as follows:

	2024	2023	2022
Profit (loss) before taxes	$114,795	$(4,742)	$(28,688)
Income tax	(34,439)	1,423	8,606

Increase (decrease) from:
Difference in depreciation and amortization	(20,543)	(20,110)	(64,523)
Materials and supplies	(63,930)	11,483	3,418
Inflationary and currency exchange effects on monetary assets and liabilities, net	(6,309)	(4,562)	15,663
Tax losses amortization	158,997	115,461	265,090
Provisions and allowance for doubtful accounts	(147,543)	(65,824)	(165,542)
Capital expenses deducted for tax purposes	133,657	-	-
Difference between the tax and book value for the sale of assets	(540)	-	(7,277)
Difference between the tax and book value for the sale of shares of subsidiaries	-	(4,931)	-
Non-deductible expenses	(19,350)	(12,740)	(25,844)
Income tax benefit	$-	$20,200	$29,591

Components of Deferred Tax Liability
The components of deferred tax liability at December 31, 2024 and 2023, are comprised as follows:

	2024	2023
Tax loss carryforwards	$363,027	$372,390
Inventories and provisions – net	80,601	73,788
Property and equipment and right-of-use asset	(575,688)	(578,654)
Total deferred tax liability	$(132,060)	$(132,476)

Cumulative Tax Losses
As of December 31, 2024, Grupo TMM and its subsidiaries, report the following cumulative tax losses, which are restated applying the INPC in accordance with Mexican law.

Year in which the loss was incurred	Amounts	Year of expiration
2015	$42,875	2025
2016	224,356	2026
2017	146,903	2027
2018	299,368	2028
2019	573,207	2029
2020	446,810	2030
2021	140,373	2031
2022	126,435	2032
2023	165,269	2033
2024	450,076	2034
	$2,615,672